Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	We are filing an amendment to Form N‑CSR for the following funds, originally filed on August 6, 2024. 1. Nuveen Minnesota Intermediate Municipal Bond Fund 2. Nuveen Minnesota Municipal Bond Fund 3. Nuveen Nebraska Municipal Bond Fund 4. Nuveen Oregon Intermediate Municipal Bond Fund We have amended the original filing because the voting results of matters submitted to fund shareholders for approval at a special meeting held on November 20, 2023 were omitted from Item 9. These results have been included in the amended filing. No other amendments to the original filing have been made.
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024